The reconciliation of bullion holdings for years ended December 31, 2022 and 2021 is presented as follows: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at beginning of year	$ 5,001,081
Realized gains (losses) on sales and redemptions for physical bullion	324	$ 6,945
Change in unrealized gains (losses)	(60,006)	(184,975)
Balance at end of year	5,745,945	5,001,081
Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	5,001,081	4,888,695
Purchases	806,723	324,190
Sales	(2,177)
Redemptions for physical bullion		(33,775)
Realized gains (losses) on sales and redemptions for physical bullion	324	6,945
Change in unrealized gains (losses)	(60,006)	(184,975)
Balance at end of year	$ 5,745,945	$ 5,001,081